Consolidated Balance Sheets - Derivative, Name [Domain] - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 3,273,764	$ 833,520	$ 557,319
Promissory note receivable		0	1,000,000
Prepaid expenses and other current assets	44,091	43,470	19,629
Total current assets	3,317,855	876,990	1,576,948
Long-term assets:
Property and equipment, net		0	322
Other Assets		0	10,062
Total long-term assets		0	10,384
Total assets	3,317,855	876,990	1,587,332
Current liabilities:
Accounts payable	499,682	175,832	314,769
Accrued expenses and other liabilities	481,904	267,835	140,840
Convertible notes, net of unamortized discount	498,550	0
Current derivative liabilities	411,753	2,280,000	0
Total current liabilities	1,891,889	2,723,667	455,609
Long-term liabilities:
Note payable, net of unamortized discount	964,060	955,766	944,707
Accrued interest, net of current portion	182,500	100,000	0
Derivative liabilities, net of current portion	6,344,817	3,990,000	0
Total long-term liabilities	7,491,377	5,045,766	944,707
Total liabilities	$ 9,383,266	$ 7,769,433	$ 1,400,316
Commitments and contingencies
Stockholders’ (deficit) equity:
Common Stock Value	$ 92,702	$ 72,051	$ 60,145
Common Stock Subscribed $0.001 par value	454	0
Additional paid in capital	8,566,193	5,810,200	4,758,742
Stock Subscription Receivable	(100,000)	0
Accumulated deficit	(14,624,760)	(12,774,694)	(4,631,871)
Total stockholders' (deficit) equity	(6,065,411)	(6,892,443)	187,016
Total liabilities and stockholders' (deficit) equity	$ 3,317,855	$ 876,990	$ 1,587,332